Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Net of issuance costs	$ 2,709	$ 148
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Net of issuance costs	2,576
Standby Equity Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Net of issuance costs	13
At The Market [Member]
Subsidiary, Sale of Stock [Line Items]
Net of issuance costs	$ 120
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Net of issuance costs		$ 148